Schedule II - Valuation Accounts - Summary of Valuation Accounts (Detail) - Allowance for Doubtful Accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance	$ 2,395	$ 1,891	$ 846
Additions charged to cost and expense	522	1,378	790
Others	(26)	(874)	255
Balance	$ 2,891	$ 2,395	$ 1,891